Asset Acquisitions (Details Narrative)							3 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($) $ / shares	Aug. 12, 2021 USD ($) $ / shares	Mar. 17, 2021 USD ($) Integer	Mar. 16, 2021 USD ($)	Mar. 11, 2021 USD ($)	Feb. 22, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Common stock par value | $ / shares									$ 0	$ 0
Common stock value							$ 500,000	$ 2,866,000	$ 6,555,453	$ 300,000
Common Stock [Member]
Common stock value							$ 500,000	$ 2,866,000	$ 6,555,453	$ 300,000
President [Member] | Company's Incentive Stock Option Plan [Member]
Stock bonus					$ 100,000
Lebsock Agreement [Member] | President [Member]
Base salary per year					$ 120,000
Schlosser Agreement [Member]
Consulting fees				$ 10,000
Equipment Acquisition Agreement [Member]
Purchase price		$ 5,316,774
Long-term Debt, Gross		$ 1,250,000
Debt interest rate		6.00%
Debt monthly payments due		$ 100,000
Shares Issued, Price Per Share | $ / shares		$ 0.62
Equipment Acquisition Agreement [Member] | Common Stock [Member]
Long-term Debt, Gross		$ 4,066,774
Debt Instrument, Description		that $1,750,000 of the TWS Shares will be withheld in escrow for a period of ninety (90) days from the closing date, which will be deducted from the purchase price should the Company discover any defects or misrepresentations. The first $500,000 of payments of the TWS Note will be secured by 1,000,000 shares of the Company’s common stock to be held in escrow
Debt Instrument, Description		that $1,750,000 of the TWS Shares will be withheld in escrow for a period of ninety (90) days from the closing date, which will be deducted from the purchase price should the Company discover any defects or misrepresentations. The first $500,000 of payments of the TWS Note will be secured by 1,000,000 shares of the Company’s common stock to be held in escrow. During the period ending March 31, 2022, the $1,750,000 of shares held in escrow were released and issued
Asset Purchase Agreement [Member]
Purchase price	$ 1,394,324
Long-term Debt, Gross	498,259
Asset Purchase Agreement [Member] | Imbibe Health Solutions Asset Acquisition [Member]
Common stock value						$ 102,501
Asset Purchase Agreement [Member] | Common Stock [Member]
Long-term Debt, Gross	$ 896,065
Shares Issued, Price Per Share | $ / shares	$ 0.62
Common stock par value | $ / shares	$ 0.62
Acquisition Agreement [Member] | Imbibe Health Solutions Asset Acquisition [Member]
Payments to acquire assets						$ 120,000
Maximum [Member] | Asset Acquisition Agreement [Member] | Botanical Biotech, LLC, [Member]
Payments to acquire assets			$ 355,057
Number of trading days | Integer			10
Maximum [Member] | Lebsock Agreement [Member] | President [Member]
Percentage of annual increase					3.00%